(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity® Adv Aggressive Growth - CL A	-10.62%	-19.11%
Fidelity Adv Aggressive Growth - CL A (incl. 5.75% sales charge)	-15.76%	-23.76%
Russell Midcap® Growth	-19.02%	-29.50%
Mid-Cap Funds Average	-10.36%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 567 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL A	-10.62%	-18.34%
Fidelity Adv Aggressive Growth - CL A (incl. 5.75% sales charge)	-15.76%	-22.83%
Russell Midcap Growth	-19.02%	-28.39%
Mid-Cap Funds Average	-10.36%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Class A on November 13, 2000, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by November 30, 2001 the value of the investment would have been $7,624 - a 23.76% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,050 - a 29.50% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2001, the one year cumulative and average annual total returns for the mid-cap growth funds average was -19.50%. The one year cumulative and average annual total returns for the mid-cap supergroup average was -8.32%.

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL T	-10.84%	-19.31%
Fidelity Adv Aggressive Growth - CL T (incl. 3.50% sales charge)	-13.96%	-22.14%
Russell Midcap Growth	-19.02%	-29.50%
Mid-Cap Funds Average	-10.36%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 567 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL T	-10.84%	-18.53%
Fidelity Adv Aggressive Growth - CL T (incl. 3.50% sales charge)	-13.96%	-21.26%
Russell Midcap Growth	-19.02%	-28.39%
Mid-Cap Funds Average	-10.36%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class T on November 13, 2000, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by November 30, 2001 the value of the investment would have been $7,786 - a 22.14% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,050 - a 29.50% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2001, the one year cumulative and average annual total returns for the mid-cap growth funds average was -19.50%. The one year cumulative and average annual total returns for the mid-cap supergroup average was -8.32%.

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past one year and the life of fund total return are 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL B	-11.29%	-19.71%
Fidelity Adv Aggressive Growth - CL B (incl. contingent deferred sales charge)	-15.72%	-23.72%
Russell Midcap Growth	-19.02%	-29.50%
Mid-Cap Funds Average	-10.36%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 567 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL B	-11.29%	-18.92%
Fidelity Adv Aggressive Growth - CL B (incl. contingent deferred sales charge)	-15.72%	-22.79%
Russell Midcap Growth	-19.02%	-28.39%
Mid-Cap Funds Average	-10.36%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class B on November 13, 2000, when the fund started. As the chart shows, by November 30, 2001 the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $7,628 - a 23.72% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,050 - a 29.50% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2001, the one year cumulative and average annual total returns for the mid-cap growth funds average was -19.50%. The one year cumulative and average annual total returns for the mid-cap supergroup average was -8.32%.

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past one year and the life of fund total return are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL C	-11.18%	-19.61%
Fidelity Adv Aggressive Growth - CL C (incl. contingent deferred sales charge)	-12.06%	-19.61%
Russell Midcap Growth	-19.02%	-29.50%
Mid-Cap Funds Average	-10.36%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 567 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - CL C	-11.18%	-18.82%
Fidelity Adv Aggressive Growth - CL C (incl. contingent deferred sales charge)	-12.06%	-18.82%
Russell Midcap Growth	-19.02%	-28.39%
Mid-Cap Funds Average	-10.36%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Aggressive Growth Fund - Class C on November 13, 2000, when the fund started. As the chart shows, by November 30, 2001 the value of the investment, including the effect of the applicable contingent deferred sales charge would have been $8,039 - a 19.61% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,050 - a 29.50% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2001, the one year cumulative and average annual total returns for the mid-cap growth funds average was, -19.50%. The one year cumulative and average annual total returns for the mid-cap supergroup average was, -8.32%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After going hungry for most of the past year, equity investors were invited back to the table in October and November, as stocks rebounded amidst the first signs of a potential economic recovery. Still, stock market performance for the overall 12-month period ending November 30, 2001, left most investors less than satisfied. During the period, the Standard & Poor's 500SM Index - a market-capitalization weighted index of 500 widely held U.S. stocks - fell 12.22%. The technology-rich NASDAQ Composite® Index dropped 25.48% in the same time frame, while the Dow Jones Industrial AverageSM - a benchmark of 30 blue-chip stocks that's commonly used as a proxy of U.S. stock market performance - declined 3.66%. Equities across most sectors were battered by the steep decline in U.S. economic growth, which prompted scores of earnings disappointments, layoffs and corporate bankruptcies. The Federal Reserve Board intervened with 10 interest-rate cuts during the 12-month period, three of them coming after the tragic events of September 11. The terrorist acts were a significant contributor to the 1.1% decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. But the prospects for stocks grew brighter late in the period as interest rates and energy prices continued to fall and good news on the war against terrorism helped steel investor confidence.

(Portfolio Manager photograph)
Note to shareholders: Rajiv Kaul became Portfolio Manager of Fidelity Advisor Aggressive Growth Fund on June 13, 2001.

Q. How did the fund perform, Rajiv?

A. For the 12 months that ended November 30, 2001, the fund's Class A, Class T, Class B and Class C shares declined 10.62%, 10.84%, 11.29% and 11.18%, respectively. In comparison, the Russell Midcap Growth Index fell 19.02%, and the mid-cap funds average tracked by Lipper Inc. dropped 10.36% during the same one-year period.

Q. What influenced the fund's performance relative to its benchmark and Lipper peer group average during the past year?

A. Good stock picking and timely trading, particularly within technology and telecommunications - easily the period's two worst performing sectors - helped us navigate through extreme market fluctuations and deliver strong results relative to the Russell index. Sound bottom-up investment research allowed both myself and Beso Sikharulidze - the fund's former manager - to focus on companies with improving fundamentals and to avoid those that were either too expensive or whose prospects were deteriorating. This approach helped shape our sector and industry positioning. Despite having an average overweighting in technology during the period, which hurt relative to the index as the group stumbled on slowing capital spending, our holdings still outperformed by nearly 18 percentage points. I significantly reduced the fund's tech exposure during the summer to an underweighted position when I felt still-lofty valuations were not discounting the risks to earnings. While this stance helped us going into September 11, it really hurt during the final two months of the period following the terrorist attacks when tech stocks rallied sharply. However, amid the snapback, the fund's more aggressive style helped it close the performance gap relative to its competitors in the broad Lipper mid-cap fund universe.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Where did you focus your efforts in technology?

A. I continued to look for tech firms with unique franchises, strong product cycles or significant market share opportunities that would allow them to maintain robust earnings growth even in a difficult period. While these stocks generally held up better than the average tech name, they too eventually fell victim to a slowing economy. Holdings that declined sharply but performed for us while we owned them included networking equipment maker Sonus Networks and Internet software provider Micromuse. The fund also had ample exposure to software security and data storage firms whose prospects markedly improved after September 11, as companies scrambled to safeguard their information. Software security firms Network Associates and Check Point were among the fund's top contributors here. On the flip side, we had our share of disappointments, particularly among telecom infrastructure-related stocks such as CIENA, which collapsed despite favorable long-term growth prospects. Redback Networks also detracted in this space, and Critical Path contributed to the downturn in Internet stocks.

Q. Where else did you pursue growth in light of this difficult market environment?

A. Given the uncertain near-term outlook for capital spending, lack of new product introductions, declining fundamentals and relatively high valuations, I didn't feel the recent run-up in tech was sustainable. While I picked up a couple of interesting tech names, such as chipmaker Marvell Technology, where business seemed to be getting better, I increasingly found stronger growth stories at more attractive valuations and less earnings variability in health care. In particular, we benefited from overweighting several high-quality biotechnology companies - including ImClone Systems - that bucked a slowing economy and performed well behind exciting new drugs approved for market. Selected holdings in specialty pharmaceuticals and medical devices also helped as investors flocked to their powerful earnings potential. Outside of health, leisure stocks such as Six Flags further aided performance due to stronger-than-expected consumer spending. Elsewhere, however, underweighting slower-growing areas of the market such as consumer staples hurt performance, as risk-averse investors placed a hefty premium on safety during the year. Several stocks mentioned in this report were no longer held at the end of the period.

Q. What's your outlook, and how's the fund positioned for the coming months?

A. I think it's going to remain a difficult environment for aggressive growth stocks, at least through the first quarter of 2002, as fundamentals in technology continue to slip and stock prices seem, to me, too high. That said, until I see some tangible signs of improvement in the economy and in tech, I'm comfortable maintaining an emphasis on health care, which I feel currently houses the strongest growth prospects available in the market.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: November 13, 2000

Size: as of November 30, 2001, more than $34 million

Manager: Rajiv Kaul, since June 2001; joined Fidelity in 1996

3

Rajiv Kaul reiterates his approach to investing:

"As a bottom-up investor, I look to maximize shareholder returns through individual security selection. I rely heavily on fundamental research to help me identify the best opportunities in the marketplace. I spend much of my time visiting companies and talking with management and the company's competitors about products and industry trends. By visiting as many companies as I can, I get a better understanding of each one's competitive outlook, while helping me identify those companies that could become the long-term winners in their respective spaces.

"I like to invest in companies with the fastest earnings growth at the most reasonable price, regardless of their size, shape or industry. Throughout my career, I've followed high-growth companies from many areas of the market, from technology to media to health care. In recent years, I've managed two sector funds at Fidelity that required an aggressive investment style, the Select Biotechnology Portfolio and the Select Developing Communications Portfolio. I've gained valuable exposure to the tech sector from my recent experience following emerging telecommunications stocks, which should continue to serve me well in managing this fund.

"I don't see many big growth cycles right now outside of health care, as the economy struggles to shake off its hangover from the late-1990s boom. In the meantime, I'll be on the lookout for improving fundamentals and new product stories, as well as earnings acceleration, which has become a challenge to find these days."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Wilson Greatbatch Technologies, Inc.	2.8	0.0
King Pharmaceuticals, Inc.	2.1	0.0
Marvell Technology Group Ltd.	1.9	0.4
Dal-Tile International, Inc.	1.7	0.0
Guidant Corp.	1.7	0.3
USA Education, Inc.	1.5	0.0
Genzyme Corp. - General Division	1.4	0.0
Pharmaceutical Resources, Inc.	1.4	0.0
Forest Laboratories, Inc.	1.3	1.2
McKesson Corp.	1.3	0.0
	17.1
Top Five Market Sectors as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	35.0	23.2
Information Technology	24.8	45.3
Industrials	12.2	2.9
Consumer Discretionary	8.9	6.5
Energy	4.9	5.9
Asset Allocation (% of fund's net assets)
As of November 30, 2001 *		As of May 31, 2001 **
	Stocks 94.3%		Stocks 71.8%
	Convertible Securities 0.8%		Convertible Securities 19.9%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	4.6%	** Foreign investments	3.5%

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	6,300	$ 122,535
Delphi Automotive Systems Corp.	2,400	32,928
		155,463
Hotels, Restaurants & Leisure - 1.3%
International Game Technology (a)	3,050	189,070
MGM Mirage, Inc. (a)	160	4,216
Starbucks Corp. (a)	14,720	260,838
		454,124
Household Durables - 0.8%
Black & Decker Corp.	2,400	88,896
Centex Corp.	1,300	58,747
Helen of Troy Corp. (a)	6,800	72,760
Maytag Corp.	2,100	60,753
		281,156
Leisure Equipment & Products - 0.2%
Midway Games, Inc. (a)	4,800	71,712
Media - 1.3%
AOL Time Warner, Inc. (a)	600	20,940
Knight-Ridder, Inc.	600	36,360
Lamar Advertising Co. Class A (a)	110	4,076
TMP Worldwide, Inc. (a)	1,900	78,451
Univision Communications, Inc. Class A (a)	5,900	210,099
USA Networks, Inc. (a)	4,000	90,040
		439,966
Multiline Retail - 1.2%
BJ's Wholesale Club, Inc. (a)	2,970	133,650
Dollar General Corp.	2,200	29,700
Dollar Tree Stores, Inc. (a)	3,300	92,532
Family Dollar Stores, Inc.	1,400	41,720
Fred's, Inc. Class A	3,000	99,570
JCPenney Co., Inc.	500	12,670
		409,842
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A (a)	2,890	69,360
American Eagle Outfitters, Inc. (a)	3,400	83,096
AutoZone, Inc. (a)	1,200	80,760
Bed Bath & Beyond, Inc. (a)	11,500	373,405
Chico's FAS, Inc. (a)	2,700	85,617
Foot Locker, Inc. (a)	6,000	96,840
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hot Topic, Inc. (a)	3,000	$ 85,230
Lowe's Companies, Inc.	3,000	135,930
TJX Companies, Inc.	5,000	188,450
		1,198,688
Textiles & Apparel - 0.2%
Guess?, Inc. (a)	11,500	77,050
TOTAL CONSUMER DISCRETIONARY		3,088,001
CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	5,500	244,475
Food & Drug Retailing - 1.4%
Duane Reade, Inc. (a)	7,400	243,830
Rite Aid Corp. (a)	19,760	92,674
Whole Foods Market, Inc. (a)	3,200	137,312
		473,816
Food Products - 1.7%
Hershey Foods Corp.	1,800	117,828
Kellogg Co.	6,200	182,838
McCormick & Co., Inc. (non-vtg.)	900	38,700
Suiza Foods Corp. (a)	3,400	204,714
Wm. Wrigley Jr. Co.	1,000	50,540
		594,620
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,700	90,099
Tobacco - 0.3%
UST, Inc.	2,900	104,110
TOTAL CONSUMER STAPLES		1,507,120
ENERGY - 4.9%
Energy Equipment & Services - 4.2%
BJ Services Co. (a)	12,900	359,394
Cooper Cameron Corp. (a)	3,650	133,736
ENSCO International, Inc.	3,600	72,432
Input/Output, Inc. (a)	2,560	19,968
Nabors Industries, Inc. (a)	8,500	267,750
Noble Drilling Corp. (a)	3,500	103,250
SEACOR SMIT, Inc. (a)	116	4,523
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	5,090	$ 230,373
Tidewater, Inc.	110	3,135
Varco International, Inc. (a)	275	3,891
Weatherford International, Inc. (a)	8,280	277,132
		1,475,584
Oil & Gas - 0.7%
Burlington Resources, Inc.	4,900	172,186
Spinnaker Exploration Co. (a)	1,800	74,646
		246,832
TOTAL ENERGY		1,722,416
FINANCIALS - 2.5%
Diversified Financials - 2.5%
E*TRADE Group, Inc. (a)	6,670	53,360
Federated Investors, Inc. Class B (non-vtg.)	3,270	96,138
LaBranche & Co., Inc. (a)	2,000	62,500
Moody's Corp.	2,400	83,208
SEI Investments Co.	1,200	48,600
USA Education, Inc.	6,000	510,420
		854,226
HEALTH CARE - 34.2%
Biotechnology - 9.6%
Abgenix, Inc. (a)	2,800	100,800
Alexion Pharmaceuticals, Inc. (a)	1,600	34,128
Alkermes, Inc. (a)	2,700	65,826
Amgen, Inc. (a)	2,600	172,718
Biogen, Inc. (a)	5,200	306,332
BioMarin Pharmaceutical, Inc. (a)	4,300	51,600
Celgene Corp. (a)	2,500	87,225
Cephalon, Inc. (a)	3,400	247,316
Connetics Corp. (a)	6,000	63,300
COR Therapeutics, Inc. (a)	2,200	46,200
Enzon, Inc. (a)	1,700	99,637
Genzyme Corp. - General Division (a)	8,800	480,656
Gilead Sciences, Inc. (a)	1,800	129,978
ICOS Corp. (a)	600	36,300
IDEC Pharmaceuticals Corp. (a)	3,610	253,783
Ilex Oncology, Inc. (a)	1,100	28,765
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Immunex Corp. (a)	5,000	$ 135,000
Invitrogen Corp. (a)	1,200	81,900
Medarex, Inc. (a)	2,900	67,396
Medimmune, Inc. (a)	8,800	388,080
OSI Pharmaceuticals, Inc. (a)	1,400	67,872
Protein Design Labs, Inc. (a)	3,000	113,070
Sangstat Medical Corp. (a)	7,900	156,499
Serologicals Corp. (a)	100	2,070
Titan Pharmaceuticals, Inc. (a)	8,710	81,439
Vertex Pharmaceuticals, Inc. (a)	1,210	30,613
		3,328,503
Health Care Equipment & Supplies - 8.6%
Applera Corp. - Applied Biosystems Group	4,100	135,710
Biomet, Inc.	10,800	302,292
Boston Scientific Corp. (a)	7,300	194,180
Cholestech Corp. (a)	600	16,014
Cytyc Corp. (a)	5,000	122,200
DENTSPLY International, Inc.	1,300	60,541
Guidant Corp. (a)	12,200	595,482
Kensey Nash Corp. (a)	9,400	193,358
Medical Action Industries, Inc. (a)	24,500	428,750
Resmed, Inc. (a)	2,600	152,100
St. Jude Medical, Inc. (a)	4,890	364,305
Stryker Corp.	2,200	120,802
Therasense, Inc.	10,500	243,600
Zimmer Holdings, Inc. (a)	2,300	74,198
		3,003,532
Health Care Providers & Services - 7.5%
AdvancePCS Class A (a)	7,700	213,213
AmeriPath, Inc. (a)	3,200	92,160
AmerisourceBergen Corp.	1,200	71,388
AmSurg Corp. (a)	3,900	102,960
Andrx Group (a)	4,030	297,495
Caremark Rx, Inc. (a)	10,800	162,000
Community Health Systems, Inc. (a)	3,000	76,830
First Health Group Corp. (a)	3,100	74,555
Health Management Associates, Inc. Class A (a)	5,340	104,183
Laboratory Corp. of America Holdings (a)	1,500	115,350
Lincare Holdings, Inc. (a)	4,600	136,712
McKesson Corp.	12,000	447,240
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Oxford Health Plans, Inc. (a)	2,400	$ 69,144
Pharmaceutical Product Development, Inc. (a)	1,200	28,944
Priority Healthcare Corp. Class B (a)	9,800	323,684
Quest Diagnostics, Inc. (a)	2,180	134,637
Triad Hospitals, Inc. (a)	1,300	36,075
Unilab Corp.	100	1,999
Universal Health Services, Inc. Class B (a)	720	30,175
Wellpoint Health Networks, Inc. (a)	700	82,530
		2,601,274
Pharmaceuticals - 8.5%
Abbott Laboratories	2,500	137,500
Allergan, Inc.	900	67,941
CIMA Labs, Inc. (a)	7,380	255,348
Forest Laboratories, Inc. (a)	6,406	453,545
ImClone Systems, Inc. (a)	1,925	138,600
IVAX Corp. (a)	175	3,605
King Pharmaceuticals, Inc. (a)	18,000	717,120
Medicines Co. (a)	17,300	188,224
Mylan Laboratories, Inc.	2,400	82,752
Pharmaceutical Resources, Inc. (a)	13,800	476,100
Scios, Inc. (a)	6,900	189,198
SuperGen, Inc. (a)	5,600	72,968
Watson Pharmaceuticals, Inc. (a)	6,200	185,566
		2,968,467
TOTAL HEALTH CARE		11,901,776
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.5%
EDO Corp.	7,300	177,609
L-3 Communications Holdings, Inc. (a)	900	75,042
Mercury Computer Systems, Inc. (a)	5,800	267,728
		520,379
Airlines - 0.3%
AMR Corp. (a)	2,100	44,856
Northwest Airlines Corp. (a)	3,000	53,760
		98,616
Building Products - 2.8%
American Standard Companies, Inc. (a)	4,600	292,100
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Dal-Tile International, Inc. (a)	27,800	$ 597,700
York International Corp.	2,100	76,650
		966,450
Commercial Services & Supplies - 3.8%
Advisory Board Co.	100	2,614
Apollo Group, Inc. Class A (a)	3,500	157,080
Cendant Corp. (a)	9,490	161,710
Certegy, Inc. (a)	2,700	79,434
CheckFree Corp. (a)	2,500	42,275
ChoicePoint, Inc. (a)	1,500	70,650
Convergys Corp. (a)	3,700	122,951
DST Systems, Inc. (a)	1,700	81,090
Equifax, Inc.	5,200	129,428
Exult, Inc. (a)	3,600	58,608
H&R Block, Inc.	5,300	211,152
IMS Health, Inc.	200	4,096
Manpower, Inc.	150	4,886
Robert Half International, Inc. (a)	5,900	159,005
Total System Services, Inc.	1,700	34,595
		1,319,574
Electrical Equipment - 2.8%
Wilson Greatbatch Technologies, Inc. (a)	34,800	988,318
Machinery - 0.6%
Danaher Corp.	2,600	152,490
Eaton Corp.	900	62,649
		215,139
Road & Rail - 0.0%
Landstar System, Inc. (a)	100	6,940
Trading Companies & Distributors - 0.4%
Fastenal Co.	2,400	144,696
TOTAL INDUSTRIALS		4,260,112
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.1%
Advanced Fibre Communication, Inc. (a)	5,300	103,244
Andrew Corp. (a)	230	4,832
Avocent Corp. (a)	100	2,387
Brocade Communications System, Inc. (a)	4,400	144,320
Enterasys Networks, Inc. (a)	32,900	326,039
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. (a)	14,100	$ 152,562
McDATA Corp. Class B (a)	14,400	362,880
		1,096,264
Computers & Peripherals - 1.8%
Apple Computer, Inc. (a)	5,500	117,150
ATI Technologies, Inc. (a)	7,700	93,992
Network Appliance, Inc. (a)	8,100	124,983
O2Micro International Ltd. (a)	1,000	19,840
Sun Microsystems, Inc. (a)	17,800	253,472
		609,437
Electronic Equipment & Instruments - 2.3%
Amphenol Corp. Class A (a)	800	37,920
Ingram Micro, Inc. Class A (a)	3,600	55,440
Millipore Corp.	2,400	143,280
PerkinElmer, Inc.	3,740	103,673
StockerYale, Inc. (a)	3,700	40,922
Tech Data Corp. (a)	3,200	146,592
Waters Corp. (a)	7,300	266,815
		794,642
Internet Software & Services - 1.2%
ActivCard SA sponsored ADR (a)	500	4,410
Expedia, Inc. Class A (a)	500	17,910
InterCept Group, Inc. (a)	5,330	172,692
Stellent, Inc. (a)	2,190	51,553
Yahoo!, Inc. (a)	11,200	174,384
		420,949
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	1,080	100,850
Investment Technology Group, Inc. (a)	1,000	57,500
SunGard Data Systems, Inc. (a)	10,760	301,926
		460,276
Semiconductor Equipment & Products - 10.5%
Advanced Micro Devices, Inc. (a)	200	2,712
Altera Corp. (a)	12,000	273,120
Analog Devices, Inc. (a)	200	8,500
Cabot Microelectronics Corp. (a)	1,100	76,296
Conexant Systems, Inc. (a)	3,000	44,670
Cypress Semiconductor Corp. (a)	300	6,906
Fairchild Semiconductor International, Inc. Class A (a)	4,100	100,450
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Genesis Microchip, Inc. (a)	3,000	$ 170,790
Integrated Circuit Systems, Inc. (a)	6,100	114,198
Integrated Device Technology, Inc. (a)	5,300	156,244
Integrated Silicon Solution (a)	3,300	38,346
International Rectifier Corp. (a)	1,600	53,536
Intersil Corp. Class A (a)	4,000	133,640
KLA-Tencor Corp. (a)	1,090	54,751
Lattice Semiconductor Corp. (a)	3,500	67,970
LSI Logic Corp. (a)	6,200	100,750
Marvell Technology Group Ltd. (a)	20,600	649,724
Microchip Technology, Inc. (a)	2,500	90,275
NVIDIA Corp. (a)	2,600	142,064
Oak Technology, Inc. (a)	9,500	110,580
PMC-Sierra, Inc. (a)	12,200	278,038
Semtech Corp. (a)	5,300	204,156
Silicon Storage Technology, Inc. (a)	300	3,699
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,700	218,241
Teradyne, Inc. (a)	1,000	27,860
TTM Technologies, Inc. (a)	900	10,701
United Microelectronics Corp. sponsored ADR	45,400	353,666
Vitesse Semiconductor Corp. (a)	12,200	148,718
		3,640,601
Software - 4.6%
Adobe Systems, Inc.	2,700	86,616
Advent Software, Inc. (a)	1,000	50,020
Citrix Systems, Inc. (a)	7,800	174,486
Computer Associates International, Inc.	3,800	126,426
Compuware Corp. (a)	12,140	135,725
Electronic Arts, Inc. (a)	3,200	193,472
HNC Software, Inc. (a)	700	15,050
Legato Systems, Inc. (a)	2,140	20,993
Microsoft Corp. (a)	200	12,842
Network Associates, Inc. (a)	15,810	362,840
Numerical Technologies, Inc. (a)	11,800	314,116
RSA Security, Inc. (a)	8,000	126,000
		1,618,586
TOTAL INFORMATION TECHNOLOGY		8,640,755
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 1.5%
Chemicals - 0.3%
Ecolab, Inc.	3,100	$ 115,940
Construction Materials - 0.1%
Lafarge North America, Inc.	1,100	40,293
Containers & Packaging - 0.7%
Peak International Ltd. (a)	200	1,112
Sealed Air Corp. (a)	5,000	229,500
		230,612
Metals & Mining - 0.4%
Homestake Mining Co.	11,500	91,080
Newmont Mining Corp.	2,170	42,684
		133,764
TOTAL MATERIALS		520,609
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,100	145,700
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	1,300	18,161
Metro One Telecommunications, Inc. (a)	3,000	103,140
Vodafone Group PLC sponsored ADR	2,700	68,418
		189,719
TOTAL TELECOMMUNICATION SERVICES		335,419
TOTAL COMMON STOCKS (Cost $31,926,076)		32,830,434
Convertible Bonds - 0.8%
Moody's Ratings (unaudited)		Principal Amount
HEALTH CARE - 0.8%
Biotechnology - 0.8%
Aviron 5.25% 2/1/08	-	$ 172,000	147,714
CV Therapeutics, Inc. 4.75% 3/7/07	-	52,500	55,146
Sepracor, Inc. 5% 2/15/07	-	100,000	80,000
(Cost $284,054)			282,860
Money Market Funds - 3.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.23% (b) (Cost $1,112,683)	1,112,683	$ 1,112,683
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $33,322,813)		34,225,977
NET OTHER ASSETS - 1.7%		589,663
NET ASSETS - 100%		$ 34,815,640
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $179,719,367 and $145,226,862, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,883 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $1,987,000. The weighted average interest rate was 4.32%. At period end there were no bank borrowings outstanding.

Income Tax Information

At November 30, 2001, the aggregate cost of investment securities for income tax purposes was $34,097,219. Net unrealized appreciation aggregated $128,758, of which $2,648,438 related to appreciated investment securities and $2,519,680 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $10,015,000 all of which will expire on November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2001
Assets
Investment in securities, at value (cost $33,322,813) - See accompanying schedule		$ 34,225,977
Receivable for investments sold		2,637,996
Receivable for fund shares sold		301,692
Dividends receivable		4,385
Interest receivable		11,739
Receivable from investment adviser for expense reductions		81,469
Total assets		37,263,258
Liabilities
Payable for investments purchased	$ 2,273,121
Payable for fund shares redeemed	95,084
Distribution fees payable	19,718
Other payables and accrued expenses	59,695
Total liabilities		2,447,618
Net Assets		$ 34,815,640
Net Assets consist of:
Paid in capital		$ 44,706,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,793,585)
Net unrealized appreciation (depreciation) on investments		903,164
Net Assets		$ 34,815,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,319,941 ÷ 410,776 shares)	$8.08
Maximum offering price per share (100/94.25 of $8.08)	$8.57
Class T: Net Asset Value and redemption price per share ($14,165,071 ÷ 1,757,735 shares)	$8.06
Maximum offering price per share (100/96.50 of $8.06)	$8.35
Class B: Net Asset Value and offering price per share ($8,038,153 ÷ 1,002,189 shares) A	$8.02
Class C: Net Asset Value and offering price per share ($8,531,938 ÷ 1,062,445 shares) A	$8.03
Institutional Class: Net Asset Value, offering price and redemption price per share ($760,537 ÷ 93,720 shares)	$8.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2001
Investment Income Dividends		$ 153,538
Interest		366,634
Total income		520,172
Expenses
Management fee	$ 207,259
Transfer agent fees	116,191
Distribution fees	227,420
Accounting fees and expenses	61,555
Non-interested trustees' compensation	102
Custodian fees and expenses	23,079
Registration fees	160,997
Audit	29,933
Legal	100
Interest	480
Miscellaneous	1,174
Total expenses before reductions	828,290
Expense reductions	(114,595)	713,695
Net investment income (loss)		(193,523)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,633,247)
Foreign currency transactions	(438)	(10,633,685)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,723,017
Assets and liabilities in foreign currencies	119	1,723,136
Net gain (loss)		(8,910,549)
Net increase (decrease) in net assets resulting from operations		$ (9,104,072)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2001	November 13, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (193,523)	$ 1,283
Net realized gain (loss)	(10,633,685)	(33,027)
Change in net unrealized appreciation (depreciation)	1,723,136	(819,972)
Net increase (decrease) in net assets resulting from operations	(9,104,072)	(851,716)
Distributions to shareholders from net realized gains	(22,418)	-
Share transactions - net increase (decrease)	36,177,370	8,616,476
Total increase (decrease) in net assets	27,050,880	7,764,760
Net Assets
Beginning of period	7,764,760	-
End of period (including undistributed net investment income of $0 and $1,289, respectively)	$ 34,815,640	$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	-
Net realized and unrealized gain (loss)	(.95)	(.95)
Total from investment operations	(.96)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.08	$ 9.05
Total Return B, C, D	(10.62)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06%	31.94% A
Expenses net of voluntary waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.71%	1.75% A
Net investment income (loss)	(.14)%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,320	$ 1,789
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	-
Net realized and unrealized gain (loss)	(.95)	(.95)
Total from investment operations	(.98)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.06	$ 9.05
Total Return B, C, D	(10.84)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.30%	32.36% A
Expenses net of voluntary waivers, if any	2.00%	2.00% A
Expenses net of all reductions	1.96%	2.00% A
Net investment income (loss)	(.39)%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,165	$ 2,767
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	-
Net realized and unrealized gain (loss)	(.94)	(.95)
Total from investment operations	(1.02)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.02	$ 9.05
Total Return B, C, D	(11.29)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.86%	32.87% A
Expenses net of voluntary waivers, if any	2.50%	2.50% A
Expenses net of all reductions	2.46%	2.50% A
Net investment income (loss)	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,038	$ 1,659
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	-
Net realized and unrealized gain (loss)	(.93)	(.95)
Total from investment operations	(1.01)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.03	$ 9.05
Total Return B, C, D	(11.18)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.79%	32.69% A
Expenses net of voluntary waivers, if any	2.50%	2.50% A
Expenses net of all reductions	2.46%	2.50% A
Net investment income (loss)	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,532	$ 1,224
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(.95)	(.95)
Total from investment operations	(.94)	(.94)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.11	$ 9.06
Total Return B, C	(10.39)%	(9.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.73%	31.51% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.46%	1.50% A
Net investment income	.11%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 761	$ 325
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,550	$ 184
Class T	.25%	.25%	66,253	461
Class B	.75%	.25%	74,709	56,310
Class C	.75%	.25%	77,908	43,336
			$ 227,420	$ 100,291

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 37,569	$ 15,918
Class T	57,237	16,222
Class B	20,695	20,695*
Class C	4,819	4,819*
	$ 120,320	$ 57,654

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 13,200.36
Class T	45,199.34
Class B	30,037.40
Class C	25,556.33
Institutional Class	2,199.27
	$ 116,191

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,570 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 11,248
Class T	2.00%	39,852
Class B	2.50%	26,822
Class C	2.50%	22,270
Institutional Class	1.50%	1,889
		$ 102,081

Certain security trades were directed to brokers who paid $12,453 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $61.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2001	2000
From net realized gain
Class A	$ 3,027	$ -
Class T	9,442	-
Class B	4,873	-
Class C	4,440	-
Institutional Class	636	-
Total	$ 22,418	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,	Year ended November 30,	Year ended November 30,	Year ended November 30,
	2001	2000 A	2001	2000 A
Class A Shares sold	444,403	197,642	$ 4,306,002	$ 1,962,030
Reinvestment of distributions	207	-	1,935	-
Shares redeemed	(231,476)	-	(2,054,651)	-
Net increase (decrease)	213,134	197,642	$ 2,253,286	$ 1,962,030
Class T Shares sold	2,239,199	307,686	$ 21,822,601	$ 3,118,405
Reinvestment of distributions	938	-	8,749	-
Shares redeemed	(788,246)	(1,842)	(6,792,125)	(16,611)
Net increase (decrease)	1,451,891	305,844	$ 15,039,225	$ 3,101,794
Class B Shares sold	1,146,833	183,283	$ 11,147,186	$ 1,825,785
Reinvestment of distributions	459	-	4,280	-
Shares redeemed	(328,386)	-	(2,750,504)	-
Net increase (decrease)	818,906	183,283	$ 8,400,962	$ 1,825,785
Class C Shares sold	1,236,726	135,281	$ 12,477,205	$ 1,363,696
Reinvestment of distributions	436	-	4,074	-
Shares redeemed	(309,914)	(84)	(2,603,523)	(796)
Net increase (decrease)	927,248	135,197	$ 9,877,756	$ 1,362,900
Institutional Class Shares sold	97,418	35,858	$ 957,774	$ 363,967
Reinvestment of distributions	57	-	532	-
Shares redeemed	(39,613)	-	(352,165)	-
Net increase (decrease)	57,862	35,858	$ 606,141	$ 363,967

A Share transactions are for the period November 13, 2000 (commencement of operations) to November 30, 2000.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 10, 2002

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAG-ANN-0102 153163
1.750680.101

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Annual Report

November 30, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity® Adv Aggressive Growth - Institutional Class	-10.39%	-18.81%
Russell Midcap® Growth	-19.02%	-29.50%
Mid-Cap Funds Average	-10.36%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of medium capitalization growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 567 mutual funds. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Life of fund
Fidelity Adv Aggressive Growth - Institutional Class	-10.39%	-18.05%
Russell Midcap Growth	-19.02%	-28.39%
Mid-Cap Funds Average	-10.36%	n/a *

Average annual total returns take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class' shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Institutional Class on November 13, 2000, when the fund started. As the chart shows, by November 30, 2001 the value of the investment would have been $8,119 - an 18.81% decrease on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,050 - a 29.50% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2001, the one year cumulative and average annual total returns for the mid-cap growth funds average was -19.50%. The one year cumulative and average annual total returns for the mid-cap supergroup average was -8.32%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After going hungry for most of the past year, equity investors were invited back to the table in October and November, as stocks rebounded amidst the first signs of a potential economic recovery. Still, stock market performance for the overall 12-month period ending November 30, 2001, left most investors less than satisfied. During the period, the Standard & Poor's 500SM Index - a market-capitalization weighted index of 500 widely held U.S. stocks - fell 12.22%. The technology-rich NASDAQ Composite® Index dropped 25.48% in the same time frame, while the Dow Jones Industrial AverageSM - a benchmark of 30 blue-chip stocks that's commonly used as a proxy of U.S. stock market performance - declined 3.66%. Equities across most sectors were battered by the steep decline in U.S. economic growth, which prompted scores of earnings disappointments, layoffs and corporate bankruptcies. The Federal Reserve Board intervened with 10 interest-rate cuts during the 12-month period, three of them coming after the tragic events of September 11. The terrorist acts were a significant contributor to the 1.1% decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. But the prospects for stocks grew brighter late in the period as interest rates and energy prices continued to fall and good news on the war against terrorism helped steel investor confidence.

(Portfolio Manager photograph)
Note to shareholders: Rajiv Kaul became Portfolio Manager of Fidelity Advisor Aggressive Growth Fund on June 13, 2001.

Q. How did the fund perform, Rajiv?

A. For the 12 months that ended November 30, 2001, the fund's Institutional Class shares declined 10.39%. In comparison, the Russell Midcap Growth Index fell 19.02%, and the mid-cap funds average tracked by Lipper Inc. dropped 10.36% during the same one-year period.

Q. What influenced the fund's performance relative to its benchmark and Lipper peer group average during the past year?

A. Good stock picking and timely trading, particularly within technology and telecommunications - easily the period's two worst performing sectors - helped us navigate through extreme market fluctuations and deliver strong results relative to the Russell index. Sound bottom-up investment research allowed both myself and Beso Sikharulidze - the fund's former manager - to focus on companies with improving fundamentals and to avoid those that were either too expensive or whose prospects were deteriorating. This approach helped shape our sector and industry positioning. Despite having an average overweighting in technology during the period, which hurt relative to the index as the group stumbled on slowing capital spending, our holdings still outperformed by nearly 18 percentage points. I significantly reduced the fund's tech exposure during the summer to an underweighted position when I felt still-lofty valuations were not discounting the risks to earnings. While this stance helped us going into September 11, it really hurt during the final two months of the period following the terrorist attacks when tech stocks rallied sharply. However, amid the snapback, the fund's more aggressive style helped it close the performance gap relative to its competitors in the broad Lipper mid-cap fund universe.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Where did you focus your efforts in technology?

A. I continued to look for tech firms with unique franchises, strong product cycles or significant market share opportunities that would allow them to maintain robust earnings growth even in a difficult period. While these stocks generally held up better than the average tech name, they too eventually fell victim to a slowing economy. Holdings that declined sharply but performed for us while we owned them included networking equipment maker Sonus Networks and Internet software provider Micromuse. The fund also had ample exposure to software security and data storage firms whose prospects markedly improved after September 11, as companies scrambled to safeguard their information. Software security firms Network Associates and Check Point were among the fund's top contributors here. On the flip side, we had our share of disappointments, particularly among telecom infrastructure-related stocks such as CIENA, which collapsed despite favorable long-term growth prospects. Redback Networks also detracted in this space, and Critical Path contributed to the downturn in Internet stocks.

Q. Where else did you pursue growth in light of this difficult market environment?

A. Given the uncertain near-term outlook for capital spending, lack of new product introductions, declining fundamentals and relatively high valuations, I didn't feel the recent run-up in tech was sustainable. While I picked up a couple of interesting tech names, such as chipmaker Marvell Technology, where business seemed to be getting better, I increasingly found stronger growth stories at more attractive valuations and less earnings variability in health care. In particular, we benefited from overweighting several high-quality biotechnology companies - including ImClone Systems - that bucked a slowing economy and performed well behind exciting new drugs approved for market. Selected holdings in specialty pharmaceuticals and medical devices also helped as investors flocked to their powerful earnings potential. Outside of health, leisure stocks such as Six Flags further aided performance due to stronger-than-expected consumer spending. Elsewhere, however, underweighting slower-growing areas of the market such as consumer staples hurt performance, as risk-averse investors placed a hefty premium on safety during the year. Several stocks mentioned in this report were no longer held at the end of the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, and how's the fund positioned for the coming months?

A. I think it's going to remain a difficult environment for aggressive growth stocks, at least through the first quarter of 2002, as fundamentals in technology continue to slip and stock prices seem, to me, too high. That said, until I see some tangible signs of improvement in the economy and in tech, I'm comfortable maintaining an emphasis on health care, which I feel currently houses the strongest growth prospects available in the market.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: November 13, 2000

Size: as of November 30, 2001, more than $34 million

Manager: Rajiv Kaul, since June 2001; joined Fidelity in 1996

3

Rajiv Kaul reiterates his approach to investing:

"As a bottom-up investor, I look to maximize shareholder returns through individual security selection. I rely heavily on fundamental research to help me identify the best opportunities in the marketplace. I spend much of my time visiting companies and talking with management and the company's competitors about products and industry trends. By visiting as many companies as I can, I get a better understanding of each one's competitive outlook, while helping me identify those companies that could become the long-term winners in their respective spaces.

"I like to invest in companies with the fastest earnings growth at the most reasonable price, regardless of their size, shape or industry. Throughout my career, I've followed high-growth companies from many areas of the market, from technology to media to health care. In recent years, I've managed two sector funds at Fidelity that required an aggressive investment style, the Select Biotechnology Portfolio and the Select Developing Communications Portfolio. I've gained valuable exposure to the tech sector from my recent experience following emerging telecommunications stocks, which should continue to serve me well in managing this fund.

"I don't see many big growth cycles right now outside of health care, as the economy struggles to shake off its hangover from the late-1990s boom. In the meantime, I'll be on the lookout for improving fundamentals and new product stories, as well as earnings acceleration, which has become a challenge to find these days."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Wilson Greatbatch Technologies, Inc.	2.8	0.0
King Pharmaceuticals, Inc.	2.1	0.0
Marvell Technology Group Ltd.	1.9	0.4
Dal-Tile International, Inc.	1.7	0.0
Guidant Corp.	1.7	0.3
USA Education, Inc.	1.5	0.0
Genzyme Corp. - General Division	1.4	0.0
Pharmaceutical Resources, Inc.	1.4	0.0
Forest Laboratories, Inc.	1.3	1.2
McKesson Corp.	1.3	0.0
	17.1
Top Five Market Sectors as of November 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	35.0	23.2
Information Technology	24.8	45.3
Industrials	12.2	2.9
Consumer Discretionary	8.9	6.5
Energy	4.9	5.9
Asset Allocation (% of fund's net assets)
As of November 30, 2001 *		As of May 31, 2001 **
	Stocks 94.3%		Stocks 71.8%
	Convertible Securities 0.8%		Convertible Securities 19.9%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	4.6%	** Foreign investments	3.5%

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	6,300	$ 122,535
Delphi Automotive Systems Corp.	2,400	32,928
		155,463
Hotels, Restaurants & Leisure - 1.3%
International Game Technology (a)	3,050	189,070
MGM Mirage, Inc. (a)	160	4,216
Starbucks Corp. (a)	14,720	260,838
		454,124
Household Durables - 0.8%
Black & Decker Corp.	2,400	88,896
Centex Corp.	1,300	58,747
Helen of Troy Corp. (a)	6,800	72,760
Maytag Corp.	2,100	60,753
		281,156
Leisure Equipment & Products - 0.2%
Midway Games, Inc. (a)	4,800	71,712
Media - 1.3%
AOL Time Warner, Inc. (a)	600	20,940
Knight-Ridder, Inc.	600	36,360
Lamar Advertising Co. Class A (a)	110	4,076
TMP Worldwide, Inc. (a)	1,900	78,451
Univision Communications, Inc. Class A (a)	5,900	210,099
USA Networks, Inc. (a)	4,000	90,040
		439,966
Multiline Retail - 1.2%
BJ's Wholesale Club, Inc. (a)	2,970	133,650
Dollar General Corp.	2,200	29,700
Dollar Tree Stores, Inc. (a)	3,300	92,532
Family Dollar Stores, Inc.	1,400	41,720
Fred's, Inc. Class A	3,000	99,570
JCPenney Co., Inc.	500	12,670
		409,842
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A (a)	2,890	69,360
American Eagle Outfitters, Inc. (a)	3,400	83,096
AutoZone, Inc. (a)	1,200	80,760
Bed Bath & Beyond, Inc. (a)	11,500	373,405
Chico's FAS, Inc. (a)	2,700	85,617
Foot Locker, Inc. (a)	6,000	96,840
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hot Topic, Inc. (a)	3,000	$ 85,230
Lowe's Companies, Inc.	3,000	135,930
TJX Companies, Inc.	5,000	188,450
		1,198,688
Textiles & Apparel - 0.2%
Guess?, Inc. (a)	11,500	77,050
TOTAL CONSUMER DISCRETIONARY		3,088,001
CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	5,500	244,475
Food & Drug Retailing - 1.4%
Duane Reade, Inc. (a)	7,400	243,830
Rite Aid Corp. (a)	19,760	92,674
Whole Foods Market, Inc. (a)	3,200	137,312
		473,816
Food Products - 1.7%
Hershey Foods Corp.	1,800	117,828
Kellogg Co.	6,200	182,838
McCormick & Co., Inc. (non-vtg.)	900	38,700
Suiza Foods Corp. (a)	3,400	204,714
Wm. Wrigley Jr. Co.	1,000	50,540
		594,620
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,700	90,099
Tobacco - 0.3%
UST, Inc.	2,900	104,110
TOTAL CONSUMER STAPLES		1,507,120
ENERGY - 4.9%
Energy Equipment & Services - 4.2%
BJ Services Co. (a)	12,900	359,394
Cooper Cameron Corp. (a)	3,650	133,736
ENSCO International, Inc.	3,600	72,432
Input/Output, Inc. (a)	2,560	19,968
Nabors Industries, Inc. (a)	8,500	267,750
Noble Drilling Corp. (a)	3,500	103,250
SEACOR SMIT, Inc. (a)	116	4,523
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	5,090	$ 230,373
Tidewater, Inc.	110	3,135
Varco International, Inc. (a)	275	3,891
Weatherford International, Inc. (a)	8,280	277,132
		1,475,584
Oil & Gas - 0.7%
Burlington Resources, Inc.	4,900	172,186
Spinnaker Exploration Co. (a)	1,800	74,646
		246,832
TOTAL ENERGY		1,722,416
FINANCIALS - 2.5%
Diversified Financials - 2.5%
E*TRADE Group, Inc. (a)	6,670	53,360
Federated Investors, Inc. Class B (non-vtg.)	3,270	96,138
LaBranche & Co., Inc. (a)	2,000	62,500
Moody's Corp.	2,400	83,208
SEI Investments Co.	1,200	48,600
USA Education, Inc.	6,000	510,420
		854,226
HEALTH CARE - 34.2%
Biotechnology - 9.6%
Abgenix, Inc. (a)	2,800	100,800
Alexion Pharmaceuticals, Inc. (a)	1,600	34,128
Alkermes, Inc. (a)	2,700	65,826
Amgen, Inc. (a)	2,600	172,718
Biogen, Inc. (a)	5,200	306,332
BioMarin Pharmaceutical, Inc. (a)	4,300	51,600
Celgene Corp. (a)	2,500	87,225
Cephalon, Inc. (a)	3,400	247,316
Connetics Corp. (a)	6,000	63,300
COR Therapeutics, Inc. (a)	2,200	46,200
Enzon, Inc. (a)	1,700	99,637
Genzyme Corp. - General Division (a)	8,800	480,656
Gilead Sciences, Inc. (a)	1,800	129,978
ICOS Corp. (a)	600	36,300
IDEC Pharmaceuticals Corp. (a)	3,610	253,783
Ilex Oncology, Inc. (a)	1,100	28,765
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Immunex Corp. (a)	5,000	$ 135,000
Invitrogen Corp. (a)	1,200	81,900
Medarex, Inc. (a)	2,900	67,396
Medimmune, Inc. (a)	8,800	388,080
OSI Pharmaceuticals, Inc. (a)	1,400	67,872
Protein Design Labs, Inc. (a)	3,000	113,070
Sangstat Medical Corp. (a)	7,900	156,499
Serologicals Corp. (a)	100	2,070
Titan Pharmaceuticals, Inc. (a)	8,710	81,439
Vertex Pharmaceuticals, Inc. (a)	1,210	30,613
		3,328,503
Health Care Equipment & Supplies - 8.6%
Applera Corp. - Applied Biosystems Group	4,100	135,710
Biomet, Inc.	10,800	302,292
Boston Scientific Corp. (a)	7,300	194,180
Cholestech Corp. (a)	600	16,014
Cytyc Corp. (a)	5,000	122,200
DENTSPLY International, Inc.	1,300	60,541
Guidant Corp. (a)	12,200	595,482
Kensey Nash Corp. (a)	9,400	193,358
Medical Action Industries, Inc. (a)	24,500	428,750
Resmed, Inc. (a)	2,600	152,100
St. Jude Medical, Inc. (a)	4,890	364,305
Stryker Corp.	2,200	120,802
Therasense, Inc.	10,500	243,600
Zimmer Holdings, Inc. (a)	2,300	74,198
		3,003,532
Health Care Providers & Services - 7.5%
AdvancePCS Class A (a)	7,700	213,213
AmeriPath, Inc. (a)	3,200	92,160
AmerisourceBergen Corp.	1,200	71,388
AmSurg Corp. (a)	3,900	102,960
Andrx Group (a)	4,030	297,495
Caremark Rx, Inc. (a)	10,800	162,000
Community Health Systems, Inc. (a)	3,000	76,830
First Health Group Corp. (a)	3,100	74,555
Health Management Associates, Inc. Class A (a)	5,340	104,183
Laboratory Corp. of America Holdings (a)	1,500	115,350
Lincare Holdings, Inc. (a)	4,600	136,712
McKesson Corp.	12,000	447,240
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Oxford Health Plans, Inc. (a)	2,400	$ 69,144
Pharmaceutical Product Development, Inc. (a)	1,200	28,944
Priority Healthcare Corp. Class B (a)	9,800	323,684
Quest Diagnostics, Inc. (a)	2,180	134,637
Triad Hospitals, Inc. (a)	1,300	36,075
Unilab Corp.	100	1,999
Universal Health Services, Inc. Class B (a)	720	30,175
Wellpoint Health Networks, Inc. (a)	700	82,530
		2,601,274
Pharmaceuticals - 8.5%
Abbott Laboratories	2,500	137,500
Allergan, Inc.	900	67,941
CIMA Labs, Inc. (a)	7,380	255,348
Forest Laboratories, Inc. (a)	6,406	453,545
ImClone Systems, Inc. (a)	1,925	138,600
IVAX Corp. (a)	175	3,605
King Pharmaceuticals, Inc. (a)	18,000	717,120
Medicines Co. (a)	17,300	188,224
Mylan Laboratories, Inc.	2,400	82,752
Pharmaceutical Resources, Inc. (a)	13,800	476,100
Scios, Inc. (a)	6,900	189,198
SuperGen, Inc. (a)	5,600	72,968
Watson Pharmaceuticals, Inc. (a)	6,200	185,566
		2,968,467
TOTAL HEALTH CARE		11,901,776
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.5%
EDO Corp.	7,300	177,609
L-3 Communications Holdings, Inc. (a)	900	75,042
Mercury Computer Systems, Inc. (a)	5,800	267,728
		520,379
Airlines - 0.3%
AMR Corp. (a)	2,100	44,856
Northwest Airlines Corp. (a)	3,000	53,760
		98,616
Building Products - 2.8%
American Standard Companies, Inc. (a)	4,600	292,100
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Dal-Tile International, Inc. (a)	27,800	$ 597,700
York International Corp.	2,100	76,650
		966,450
Commercial Services & Supplies - 3.8%
Advisory Board Co.	100	2,614
Apollo Group, Inc. Class A (a)	3,500	157,080
Cendant Corp. (a)	9,490	161,710
Certegy, Inc. (a)	2,700	79,434
CheckFree Corp. (a)	2,500	42,275
ChoicePoint, Inc. (a)	1,500	70,650
Convergys Corp. (a)	3,700	122,951
DST Systems, Inc. (a)	1,700	81,090
Equifax, Inc.	5,200	129,428
Exult, Inc. (a)	3,600	58,608
H&R Block, Inc.	5,300	211,152
IMS Health, Inc.	200	4,096
Manpower, Inc.	150	4,886
Robert Half International, Inc. (a)	5,900	159,005
Total System Services, Inc.	1,700	34,595
		1,319,574
Electrical Equipment - 2.8%
Wilson Greatbatch Technologies, Inc. (a)	34,800	988,318
Machinery - 0.6%
Danaher Corp.	2,600	152,490
Eaton Corp.	900	62,649
		215,139
Road & Rail - 0.0%
Landstar System, Inc. (a)	100	6,940
Trading Companies & Distributors - 0.4%
Fastenal Co.	2,400	144,696
TOTAL INDUSTRIALS		4,260,112
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.1%
Advanced Fibre Communication, Inc. (a)	5,300	103,244
Andrew Corp. (a)	230	4,832
Avocent Corp. (a)	100	2,387
Brocade Communications System, Inc. (a)	4,400	144,320
Enterasys Networks, Inc. (a)	32,900	326,039
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. (a)	14,100	$ 152,562
McDATA Corp. Class B (a)	14,400	362,880
		1,096,264
Computers & Peripherals - 1.8%
Apple Computer, Inc. (a)	5,500	117,150
ATI Technologies, Inc. (a)	7,700	93,992
Network Appliance, Inc. (a)	8,100	124,983
O2Micro International Ltd. (a)	1,000	19,840
Sun Microsystems, Inc. (a)	17,800	253,472
		609,437
Electronic Equipment & Instruments - 2.3%
Amphenol Corp. Class A (a)	800	37,920
Ingram Micro, Inc. Class A (a)	3,600	55,440
Millipore Corp.	2,400	143,280
PerkinElmer, Inc.	3,740	103,673
StockerYale, Inc. (a)	3,700	40,922
Tech Data Corp. (a)	3,200	146,592
Waters Corp. (a)	7,300	266,815
		794,642
Internet Software & Services - 1.2%
ActivCard SA sponsored ADR (a)	500	4,410
Expedia, Inc. Class A (a)	500	17,910
InterCept Group, Inc. (a)	5,330	172,692
Stellent, Inc. (a)	2,190	51,553
Yahoo!, Inc. (a)	11,200	174,384
		420,949
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	1,080	100,850
Investment Technology Group, Inc. (a)	1,000	57,500
SunGard Data Systems, Inc. (a)	10,760	301,926
		460,276
Semiconductor Equipment & Products - 10.5%
Advanced Micro Devices, Inc. (a)	200	2,712
Altera Corp. (a)	12,000	273,120
Analog Devices, Inc. (a)	200	8,500
Cabot Microelectronics Corp. (a)	1,100	76,296
Conexant Systems, Inc. (a)	3,000	44,670
Cypress Semiconductor Corp. (a)	300	6,906
Fairchild Semiconductor International, Inc. Class A (a)	4,100	100,450
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Genesis Microchip, Inc. (a)	3,000	$ 170,790
Integrated Circuit Systems, Inc. (a)	6,100	114,198
Integrated Device Technology, Inc. (a)	5,300	156,244
Integrated Silicon Solution (a)	3,300	38,346
International Rectifier Corp. (a)	1,600	53,536
Intersil Corp. Class A (a)	4,000	133,640
KLA-Tencor Corp. (a)	1,090	54,751
Lattice Semiconductor Corp. (a)	3,500	67,970
LSI Logic Corp. (a)	6,200	100,750
Marvell Technology Group Ltd. (a)	20,600	649,724
Microchip Technology, Inc. (a)	2,500	90,275
NVIDIA Corp. (a)	2,600	142,064
Oak Technology, Inc. (a)	9,500	110,580
PMC-Sierra, Inc. (a)	12,200	278,038
Semtech Corp. (a)	5,300	204,156
Silicon Storage Technology, Inc. (a)	300	3,699
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,700	218,241
Teradyne, Inc. (a)	1,000	27,860
TTM Technologies, Inc. (a)	900	10,701
United Microelectronics Corp. sponsored ADR	45,400	353,666
Vitesse Semiconductor Corp. (a)	12,200	148,718
		3,640,601
Software - 4.6%
Adobe Systems, Inc.	2,700	86,616
Advent Software, Inc. (a)	1,000	50,020
Citrix Systems, Inc. (a)	7,800	174,486
Computer Associates International, Inc.	3,800	126,426
Compuware Corp. (a)	12,140	135,725
Electronic Arts, Inc. (a)	3,200	193,472
HNC Software, Inc. (a)	700	15,050
Legato Systems, Inc. (a)	2,140	20,993
Microsoft Corp. (a)	200	12,842
Network Associates, Inc. (a)	15,810	362,840
Numerical Technologies, Inc. (a)	11,800	314,116
RSA Security, Inc. (a)	8,000	126,000
		1,618,586
TOTAL INFORMATION TECHNOLOGY		8,640,755
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 1.5%
Chemicals - 0.3%
Ecolab, Inc.	3,100	$ 115,940
Construction Materials - 0.1%
Lafarge North America, Inc.	1,100	40,293
Containers & Packaging - 0.7%
Peak International Ltd. (a)	200	1,112
Sealed Air Corp. (a)	5,000	229,500
		230,612
Metals & Mining - 0.4%
Homestake Mining Co.	11,500	91,080
Newmont Mining Corp.	2,170	42,684
		133,764
TOTAL MATERIALS		520,609
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,100	145,700
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	1,300	18,161
Metro One Telecommunications, Inc. (a)	3,000	103,140
Vodafone Group PLC sponsored ADR	2,700	68,418
		189,719
TOTAL TELECOMMUNICATION SERVICES		335,419
TOTAL COMMON STOCKS (Cost $31,926,076)		32,830,434
Convertible Bonds - 0.8%
Moody's Ratings (unaudited)		Principal Amount
HEALTH CARE - 0.8%
Biotechnology - 0.8%
Aviron 5.25% 2/1/08	-	$ 172,000	147,714
CV Therapeutics, Inc. 4.75% 3/7/07	-	52,500	55,146
Sepracor, Inc. 5% 2/15/07	-	100,000	80,000
(Cost $284,054)			282,860
Money Market Funds - 3.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.23% (b) (Cost $1,112,683)	1,112,683	$ 1,112,683
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $33,322,813)		34,225,977
NET OTHER ASSETS - 1.7%		589,663
NET ASSETS - 100%		$ 34,815,640
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $179,719,367 and $145,226,862, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,883 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $1,987,000. The weighted average interest rate was 4.32%. At period end there were no bank borrowings outstanding.

Income Tax Information

At November 30, 2001, the aggregate cost of investment securities for income tax purposes was $34,097,219. Net unrealized appreciation aggregated $128,758, of which $2,648,438 related to appreciated investment securities and $2,519,680 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $10,015,000 all of which will expire on November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2001
Assets
Investment in securities, at value (cost $33,322,813) - See accompanying schedule		$ 34,225,977
Receivable for investments sold		2,637,996
Receivable for fund shares sold		301,692
Dividends receivable		4,385
Interest receivable		11,739
Receivable from investment adviser for expense reductions		81,469
Total assets		37,263,258
Liabilities
Payable for investments purchased	$ 2,273,121
Payable for fund shares redeemed	95,084
Distribution fees payable	19,718
Other payables and accrued expenses	59,695
Total liabilities		2,447,618
Net Assets		$ 34,815,640
Net Assets consist of:
Paid in capital		$ 44,706,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,793,585)
Net unrealized appreciation (depreciation) on investments		903,164
Net Assets		$ 34,815,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,319,941 ÷ 410,776 shares)	$8.08
Maximum offering price per share (100/94.25 of $8.08)	$8.57
Class T: Net Asset Value and redemption price per share ($14,165,071 ÷ 1,757,735 shares)	$8.06
Maximum offering price per share (100/96.50 of $8.06)	$8.35
Class B: Net Asset Value and offering price per share ($8,038,153 ÷ 1,002,189 shares) A	$8.02
Class C: Net Asset Value and offering price per share ($8,531,938 ÷ 1,062,445 shares) A	$8.03
Institutional Class: Net Asset Value, offering price and redemption price per share ($760,537 ÷ 93,720 shares)	$8.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2001
Investment Income Dividends		$ 153,538
Interest		366,634
Total income		520,172
Expenses
Management fee	$ 207,259
Transfer agent fees	116,191
Distribution fees	227,420
Accounting fees and expenses	61,555
Non-interested trustees' compensation	102
Custodian fees and expenses	23,079
Registration fees	160,997
Audit	29,933
Legal	100
Interest	480
Miscellaneous	1,174
Total expenses before reductions	828,290
Expense reductions	(114,595)	713,695
Net investment income (loss)		(193,523)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,633,247)
Foreign currency transactions	(438)	(10,633,685)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,723,017
Assets and liabilities in foreign currencies	119	1,723,136
Net gain (loss)		(8,910,549)
Net increase (decrease) in net assets resulting from operations		$ (9,104,072)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2001	November 13, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (193,523)	$ 1,283
Net realized gain (loss)	(10,633,685)	(33,027)
Change in net unrealized appreciation (depreciation)	1,723,136	(819,972)
Net increase (decrease) in net assets resulting from operations	(9,104,072)	(851,716)
Distributions to shareholders from net realized gains	(22,418)	-
Share transactions - net increase (decrease)	36,177,370	8,616,476
Total increase (decrease) in net assets	27,050,880	7,764,760
Net Assets
Beginning of period	7,764,760	-
End of period (including undistributed net investment income of $0 and $1,289, respectively)	$ 34,815,640	$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	-
Net realized and unrealized gain (loss)	(.95)	(.95)
Total from investment operations	(.96)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.08	$ 9.05
Total Return B, C, D	(10.62)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06%	31.94% A
Expenses net of voluntary waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.71%	1.75% A
Net investment income (loss)	(.14)%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,320	$ 1,789
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	-
Net realized and unrealized gain (loss)	(.95)	(.95)
Total from investment operations	(.98)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.06	$ 9.05
Total Return B, C, D	(10.84)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.30%	32.36% A
Expenses net of voluntary waivers, if any	2.00%	2.00% A
Expenses net of all reductions	1.96%	2.00% A
Net investment income (loss)	(.39)%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,165	$ 2,767
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	-
Net realized and unrealized gain (loss)	(.94)	(.95)
Total from investment operations	(1.02)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.02	$ 9.05
Total Return B, C, D	(11.29)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.86%	32.87% A
Expenses net of voluntary waivers, if any	2.50%	2.50% A
Expenses net of all reductions	2.46%	2.50% A
Net investment income (loss)	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,038	$ 1,659
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	-
Net realized and unrealized gain (loss)	(.93)	(.95)
Total from investment operations	(1.01)	(.95)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.03	$ 9.05
Total Return B, C, D	(11.18)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.79%	32.69% A
Expenses net of voluntary waivers, if any	2.50%	2.50% A
Expenses net of all reductions	2.46%	2.50% A
Net investment income (loss)	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,532	$ 1,224
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income D	.01	.01
Net realized and unrealized gain (loss)	(.95)	(.95)
Total from investment operations	(.94)	(.94)
Distributions to shareholders from net realized gain	(.01)	-
Net asset value, end of period	$ 8.11	$ 9.06
Total Return B, C	(10.39)%	(9.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.73%	31.51% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.46%	1.50% A
Net investment income	.11%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 761	$ 325
Portfolio turnover rate	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,550	$ 184
Class T	.25%	.25%	66,253	461
Class B	.75%	.25%	74,709	56,310
Class C	.75%	.25%	77,908	43,336
			$ 227,420	$ 100,291

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 37,569	$ 15,918
Class T	57,237	16,222
Class B	20,695	20,695*
Class C	4,819	4,819*
	$ 120,320	$ 57,654

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 13,200.36
Class T	45,199.34
Class B	30,037.40
Class C	25,556.33
Institutional Class	2,199.27
	$ 116,191

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,570 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 11,248
Class T	2.00%	39,852
Class B	2.50%	26,822
Class C	2.50%	22,270
Institutional Class	1.50%	1,889
		$ 102,081

Certain security trades were directed to brokers who paid $12,453 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $61.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2001	2000
From net realized gain
Class A	$ 3,027	$ -
Class T	9,442	-
Class B	4,873	-
Class C	4,440	-
Institutional Class	636	-
Total	$ 22,418	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,	Year ended November 30,	Year ended November 30,	Year ended November 30,
	2001	2000 A	2001	2000 A
Class A Shares sold	444,403	197,642	$ 4,306,002	$ 1,962,030
Reinvestment of distributions	207	-	1,935	-
Shares redeemed	(231,476)	-	(2,054,651)	-
Net increase (decrease)	213,134	197,642	$ 2,253,286	$ 1,962,030
Class T Shares sold	2,239,199	307,686	$ 21,822,601	$ 3,118,405
Reinvestment of distributions	938	-	8,749	-
Shares redeemed	(788,246)	(1,842)	(6,792,125)	(16,611)
Net increase (decrease)	1,451,891	305,844	$ 15,039,225	$ 3,101,794
Class B Shares sold	1,146,833	183,283	$ 11,147,186	$ 1,825,785
Reinvestment of distributions	459	-	4,280	-
Shares redeemed	(328,386)	-	(2,750,504)	-
Net increase (decrease)	818,906	183,283	$ 8,400,962	$ 1,825,785
Class C Shares sold	1,236,726	135,281	$ 12,477,205	$ 1,363,696
Reinvestment of distributions	436	-	4,074	-
Shares redeemed	(309,914)	(84)	(2,603,523)	(796)
Net increase (decrease)	927,248	135,197	$ 9,877,756	$ 1,362,900
Institutional Class Shares sold	97,418	35,858	$ 957,774	$ 363,967
Reinvestment of distributions	57	-	532	-
Shares redeemed	(39,613)	-	(352,165)	-
Net increase (decrease)	57,862	35,858	$ 606,141	$ 363,967

A Share transactions are for the period November 13, 2000 (commencement of operations) to November 30, 2000.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 10, 2002

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

* Independent trustees

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAGI-ANN-0102 153164
1.750682.101

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